INTANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE FIXED ASSETS
Schedule of intangible fixed assets

		Digital		2022
	Goodwill	assets	Website	Total
Group	£’000	£’000	£’000	£’000
Cost
At 1 January 2022	80	5,303	671	6,054

Additions	—	1,728	—	1,728
Disposals	—	(2,058)	—	(2,058)
At 31 December 2022	80	4,973	671	5,724

Amortisation and impairment
At 1 January 2022	—	121	450	571
Foreign exchange movement	—	(1,321)	(18)	(1,339)
Fair value movement	—	4,601	—	4,601
Amortisation charged during the period	—	—	147	147
At 31 December 2022	—	3,309	579	3,888
Balance At 31 December 2022	80	1,572	92	1,744

		Digital		2021
	Goodwill	assets	Website	Total
Group	£’000	£’000	£’000	£’000
Cost
At 1 January 2021	—	—	671	671

Additions	80	18,216	—	18,296
Disposals	—	(12,792)	—	(12,792)
At 31 December 2021	80	5,424	671	6,175

Amortisation and impairment
At 1 January 2021	—	—	303	303
Foreign exchange movement	—	—	9	9
Impairment	—	535	—	535
Fair value gain		(414)	—	(414)
Amortisation charged during the period	—	—	138	138
At 31 December 2021	—	121	450	571

Balance At 31 December 2021	80	5,303	221	5,604

Schedule of fair value of crypto assets

As at 31 December 2022	Coins / tokens	Fair value
Crypto asset name		£’000
Token deals	—	771
Ethereum - ETH	518	519
Polkadot - DOT	32,964	118
Alternative coins	—	164
As at 31 December 2022	—	1,572